Financial risk management - Summary of offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 101,893,903	₩ 78,679,544
Gross amounts of recognized financial liabilities set off in the statement of financial position	46,501,359	41,653,745
Net amounts of financial liabilities presented in the statement of financial position	55,392,544	37,025,799
Related amounts not set off in the statement of financial position (Financial instruments)	43,760,923	24,882,681
Related amounts not set off in the statement of financial position (Cash collateral received)	0	1,000
Net amount	11,631,621	12,142,118
Derivatives
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	12,637,884	15,801,774
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	12,637,884	15,801,774
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	11,022,825	6,198,330
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	11,022,825	6,198,330
Related amounts not set off in the statement of financial position (Financial instruments)	14,701,829	11,227,001
Related amounts not set off in the statement of financial position (Cash collateral received)	0	1,000
Net amount	8,958,880	10,772,103
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	17,312,576	9,544,536
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	17,312,576	9,544,536
Related amounts not set off in the statement of financial position (Financial instruments)	15,450,999	8,931,247
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	1,861,577	613,289
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	1,449,634	724,104
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	1,449,634	724,104
Related amounts not set off in the statement of financial position (Financial instruments)	1,449,634	724,104
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	52,004,974	41,556,442
Gross amounts of recognized financial liabilities set off in the statement of financial position	42,766,815	39,247,867
Net amounts of financial liabilities presented in the statement of financial position	9,238,159	2,308,575
Related amounts not set off in the statement of financial position (Financial instruments)	9,151,927	2,231,508
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	86,232	77,067
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	7,466,010	4,854,358
Gross amounts of recognized financial liabilities set off in the statement of financial position	3,734,544	2,405,878
Net amounts of financial liabilities presented in the statement of financial position	3,731,466	2,448,480
Related amounts not set off in the statement of financial position (Financial instruments)	3,006,534	1,768,821
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 724,932	₩ 679,659